Segment reporting (Tables)	3 Months Ended
Mar. 31, 2019
Operating Segments [Abstract]
Segment As Adjusted EBITDA
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended March 31,
		2019	2018
	Note	€m	€m
Profit for the period		22.3	62.4
Taxation		17.6	18.5
Net financing costs	7	14.8	6.1
Depreciation		14.6	8.5
Amortization		2.0	1.5
EBITDA		71.3	97.0
Exceptional items	6	46.6	1.5
Other adjustments		4.2	4.7
Adjusted EBITDA		122.1	103.2

External Revenue by Geography
External revenue by geography

	For the three months ended March 31,
	2019	2018
	€m	€m
United Kingdom	179.5	109.9
Italy	114.5	115.0
Germany	87.2	88.1
Sweden	49.5	49.5
France	43.0	44.0
Norway	31.4	31.0
Austria	30.6	29.5
Spain	19.5	19.7
Rest of Europe	62.6	52.5
Total external revenue by geography	617.8	539.2